Deferred government grant (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Summary of detailed information about government grants

	As at 31 March 2021	As at 31 March 2020
Opening balance	848	891
Adjustment during the year	(58)	(6)
Released to the statement of profit or loss	(32)	(37)

Total	758	848

Current	39	38
Non-curren t	719	810

	758	848